RELATED PARTY NOTES PAYABLE	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
RELATED PARTY NOTES PAYABLE

Note 12. RELATED PARTY NOTES PAYABLE

Related party notes payable consisted of the following as of June 30, 2024 and December 31, 2023:

	2024	2023
Notes payable - ARJ Trust	$650,000	$650,000
Note payable - McKettrick	1,050,000	1,300,000
Note payable - Carver	129,500	148,000
	1,829,500	2,098,000
Less current portion	(937,000)	(1,237,000)
Long-term portion	$892,500	$861,000

Future maturities of related party notes payable are as follows as of June 30, 2024:

2024 (six months)	$968,500
2025	287,000
2026	287,000
2027	287,000
Total	$1,829,500

Note Payable - ARJ Trust

In December 2008, we entered into a $500,000, 8.50% annual interest rate note payable with a trust (“ARJ Trust”) indirectly controlled by the chief executive officer. We make monthly interest-only payments of $3,541. As of June 30, 2024 and December 31, 2023, the principal balance was $500,000.

In June 2010, we entered into a second $150,000, 8.50% annual interest rate note payable with the ARJ Trust. We make monthly interest-only payments of $1,063. As of June 30, 2024 and December 31, 2023, the principal balance outstanding was $150,000.

As of June 30, 2024 and December 31, 2023, the principal balance outstanding was $650,000 and accrued interest was $2,911. The note was to mature on March 31, 2024 and was extended to March 31, 2025.

The trustee of the ARJ Trust is a related party to the Company’s chief executive officer.

Note Payable - McKettrick

In May 2019, we entered into a $1,750,000, zero interest rate note payable with a former shareholder to repurchase all shares in the Company. The note is payable in annual installments of $250,000 due on December 21 of each year. The note matures on December 1, 2027. There is a late fee of 5%, if not paid within 10 days of the due date. During the six months ended June 30, 2024, the Company paid the December 2023 installment of $250,000 and $50,000 in negotiated extension fee.

Note Payable - Carver

In January 2021, we entered into a $222,000, zero interest rate note payable with a former shareholder to repurchase all shares in the Company. The note is payable in semi- annual installments of $18,500 due on March 31 and September 30 each year and matures on October 1, 2027. The Company paid $18,500 on the note on March 31, 2024.